Financial and Foreign Currency Translation Expenses Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule of interest and foreign currency translation expenses
Interest on long-term loans (1)	$ (270)		$ (393)
Linkage difference and others, net	52		28
Financial expenses and foreign currency translation, net	$ (218)	[1]	$ (365)	[1]

[1]	Note 12